Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Leases [Abstract]
Right-of-use assets	$ 12,985	$ 10,100
Short-term lease liabilities	2,871
Long-term lease liabilities	10,373
Total lease liabilities	$ 13,244	$ 10,200